UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------
                                 ANNUAL REPORT
                                OCTOBER 31, 2007
--------------------------------------------------------------------------------

                                [UA S&P 500 LOGO]

                               UNITED ASSOCIATION
                               S&P 500 INDEX FUND

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TABLE OF CONTENTS

Fund Overview ............................................................    1

Schedule of Investments ..................................................    4

Statement of Assets and Liabilities ......................................   11

Statement of Operations ..................................................   12

Statement of Changes in Net Assets .......................................   13

Financial Highlights .....................................................   14

Notes to Financial Statements ............................................   15

Report of Independent Registered
   Public Accounting Firm ................................................   19

Disclosure of Fund Expenses ..............................................   20

Trustees and Officers of The
   Advisors' Inner Circle Fund ...........................................   21

--------------------------------------------------------------------------------

The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Forms N-Q are available on the SEC's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-766-8043; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

FUND OVERVIEW
--------------------------------------------------------------------------------

OCTOBER 31, 2007

--------------------------------------------------------------------------------
                                 INVESTMENT GOAL
--------------------------------------------------------------------------------
   To approximate, before fund expenses, the investment results of the S&P 500
                                      Index
--------------------------------------------------------------------------------
                                 INCEPTION DATE
--------------------------------------------------------------------------------
                             Class I - March 1, 2000
                            Class II - March 27, 2000
--------------------------------------------------------------------------------
                                  TICKER SYMBOL
--------------------------------------------------------------------------------
                                 Class I - UASPX
                                Class II - UAIIX

MARKET COMMENTARY FOR THE YEAR ENDED OCTOBER 31, 2007

UNITED ASSOCIATION S&P 500 INDEX FUND

PERFORMANCE

For the 12 months ending October 31, 2007, the United Association S&P 500 Index Fund, Class I Shares returned a total of 14.66%. The fund strives to track performance of the S&P 500 Index, which returned 14.56% over the same period.

The markets closed out 2006 strong, and the New Year began with a belief that the inevitable deflation of the housing bubble would not derail a moderately growing economy. However, the upward trend of the equity market was disrupted on February 27, 2007 by a sell-off in markets around the world, which was spurred by fears of slowing growth. While volatility, as measured by the VIX Index, increased over the following weeks, order was restored quickly with all sectors of the market moving in tandem to send the S&P 500 Index to record highs.

Halfway through the year, concerns about subprime mortgage defaults began to make headlines, but the markets continued to focus on strong earnings, muted inflation and moderate growth. Most companies had strong balance sheets that were flush with cash, which allowed them to repurchase shares and pay higher dividends to investors. Large market cap companies were engaging in mergers, acquisitions and buyouts that were leveraged with private equity--activity previously confined to small- and mid-size firms.

Volatility returned to the markets with a vengeance in late July. The equity markets tried to assimilate the fallout of both a credit crunch and the ensuing liquidity crisis in the fixed income markets. Markets were officially in stormy waters as investors showed concern about a slowdown in economic growth, a potential increase in inflation, and the extent of the subprime credit issue, and what it all meant to the falling U.S. dollar.

Market sectors that held their ground or performed better in this turmoil were those positioned to take advantage of stronger global growth as domestic consumption came under pressure. Energy continued to be one of the strongest performing sectors, while Financials and Consumer Discretionary weighed on the index as the effects of the subprime crisis started to feed through the system.

Looking ahead, large cap companies, like those found in the S&P 500 Index, should be well positioned relative to smaller cap, domestic-oriented names as global growth is still strong. A weak U.S. dollar increases the importance of international sales as a component of earnings. Non-U.S. Gross Domestic Product
(GDP) growth is estimated to be above 5%, with U.S. GDP growth estimates holding around 2.5%. In fact, 40% of revenue among S&P 500 Index companies is generated overseas. In addition, the fourth quarter typically has been the strongest of the year with returns in the S&P 500 Index up an average of 4%, a full 100 basis points above other quarterly averages.

This is not to say that there is nothing to worry about. Following the disappointments of the third quarter earnings season, fourth quarter year-over-year estimates for the S&P 500 Index already have been revised sharply downward, from over 12% to 8.9%. Oil prices have increased to nearly $90 a barrel, and volatility has moved up 30% since early October. Recent rate cuts by the Federal Reserve raise the possibility that inflation can become a negative factor. As well, the current woes in the Finance sector could take years to work through the system, which in turn can be a huge hurdle for U.S. economic growth prospects.

                                      Sincerely,

                                      /s/ Hitesh Patel

                                      Hitesh Patel
                                      Director, Structured Equity Strategies


--------------------------------------------------------------------------------

FUND OVERVIEW
--------------------------------------------------------------------------------

OCTOBER 31, 2007

--------------------------------------------------------------------------------
PERFORMANCE UPDATE
--------------------------------------------------------------------------------

                                              Average Annual Total Returns
                                          -------------------------------------
                                          1 Year   3 Year   5 Year   Inception
                                          Return   Return   Return    to Date*
-------------------------------------------------------------------------------
UA S&P 500 Index Fund, Class I            14.66%   13.17%   13.83%     3.19%
-------------------------------------------------------------------------------

  Comparison of Change in Value of a $10,000 Investment in the UA S&P 500 Index
                       Fund, Class I and the S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                UA S&P 500 Index Fund Class I          S&P 500 Index
03/01/00                $10,000                           $10,000
10/00                    10,455                            10,539
10/01                     7,844                             7,915
10/02                     6,657                             6,719
10/03                     8,023                             8,116
10/04                     8,776                             8,881
10/05                     9,532                             9,655
10/06                    11,094                            11,233
10/07                    12,720                            12,869



*     Commenced operations on March 1, 2000.

                                              Average Annual Total Returns
                                          -------------------------------------
                                          1 Year   3 Year   5 Year   Inception
                                          Return   Return   Return   to Date**
-------------------------------------------------------------------------------
UA S&P 500 Index Fund, Class II           14.52%   13.09%   13.77%     1.80%
-------------------------------------------------------------------------------

  Comparison of Change in Value of a $10,000 Investment in the UA S&P 500 Index
                      Fund, Class II and the S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                UA S&P 500 Index Fund Class II         S&P 500 Index
03/01/00                $10,000                           $10,000
10/00                     9,452                             9,442
10/01                     7,096                             7,091
10/02                     6,008                             6,019
10/03                     7,249                             7,271
10/04                     7,916                             7,956
10/05                     8,594                             8,650
10/06                     9,999                            10,064
10/07                    11,451                            11,529


**    Commenced operations on March 27, 2000.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, the Fund shares may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the Adviser had not limited certain expenses, the Fund's total return would have been lower.


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                                        2

FUND OVERVIEW
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP 10 HOLDINGS* (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Exxon Mobil                                                                3.6%
General Electric                                                           3.0%
Microsoft                                                                  2.1%
AT&T                                                                       1.8%
Procter & Gamble                                                           1.5%
Bank of America                                                            1.5%
Citigroup                                                                  1.5%
Cisco Systems                                                              1.4%
Chevron                                                                    1.4%
Johnson & Johnson                                                          1.3%
--------------------------------------------------------------------------------

*     Excludes Cash Equivalent securities.

The top 10 holdings are presented to illustrate examples of the securities that the Fund holds as of annual period end and may not be representative of the Fund's current or future investments.

      DEFINITION OF THE INDEX

      THE STANDARD & POOR'S 500(R) INDEX (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

      "STANDARD & POOR'S(R)", "S&P(R)", "S&P500(R)", "STANDARD & POOR'S 500" AND "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Allegiant Asset Management Company. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


--------------------------------------------------------------------------------
                                        3

--------------------------------------------------------------------------------

OCTOBER 31, 2007

UNITED ASSOCIATION S&P 500 INDEX FUND

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Financials                                                                 18.8%
Information Technology                                                     16.5%
Energy                                                                     11.5%
Healthcare                                                                 11.4%
Industrials                                                                11.1%
Consumer Staples                                                            9.3%
Consumer Discretionary                                                      8.8%
Telecommunication Services                                                  3.6%
Utilities                                                                   3.3%
Materials                                                                   3.2%
Cash Equivalent                                                             1.4%
Exchange Traded Funds                                                       1.1%

+     Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
Description                                            Shares         Value
--------------------------------------------------------------------------------

COMMON STOCK (97.2%)

--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY (8.8%)
--------------------------------------------------------------------------------
   Abercrombie & Fitch, Cl A                            1,770     $     140,184
   Amazon.Com*                                          6,239           556,207
   Apollo Group, Cl A*                                  2,901           229,933
   AutoNation*                                          2,997            53,017
   Autozone*                                              934           116,199
   Bed Bath & Beyond*                                   5,525           187,518
   Best Buy                                             7,314           354,875
   Big Lots*                                            2,078            49,830
   Black & Decker                                       1,341           120,569
   Brunswick                                            1,876            41,854
   Carnival                                             8,924           428,173
   CBS, Cl B                                           13,982           401,283
   Centex                                               2,419            60,620
   Circuit City Stores                                  3,440            27,279
   Clear Channel Communications                        10,165           383,932
   Coach*                                               7,616           278,441
   Comcast, Cl A*                                      63,091         1,328,066
   Darden Restaurants                                   2,852           122,636
   Dillard's, Cl A                                      1,180            27,175
   DIRECTV Group*                                      15,552           411,817
   Dow Jones                                            1,304            77,992
   DR Horton                                            5,530            70,176
   Eastman Kodak                                        5,823           166,887
   EW Scripps, Cl A                                     1,832            82,458
   Expedia*                                             4,168           136,127
   Family Dollar Stores                                 2,972            75,340
   Ford Motor*                                         42,860           380,168
   Fortune Brands                                       3,127           261,949

--------------------------------------------------------------------------------
Description                                            Shares         Value
--------------------------------------------------------------------------------
   Gannett                                              4,734     $     200,769
   Gap                                                 10,103           190,947
   General Motors                                      11,552           452,723
   Genuine Parts                                        3,437           168,654
   Goodyear Tire & Rubber*                              4,307           129,856
   H&R Block                                            6,627           144,469
   Harley-Davidson                                      5,128           264,092
   Harman International Industries                      1,332           112,154
   Harrah's Entertainment                               3,822           337,291
   Hasbro                                               3,215            95,968
   Home Depot                                          34,470         1,086,150
   IAC*                                                 3,900           114,894
   International Game Technology                        6,851           298,772
   Interpublic Group*                                   9,493            98,253
   JC Penney                                            4,539           255,273
   Johnson Controls                                    12,126           530,149
   Jones Apparel Group                                  1,907            39,933
   KB Home                                              1,539            42,538
   Kohl's*                                              6,508           357,745
   Leggett & Platt                                      3,586            69,676
   Lennar, Cl A                                         2,794            63,843
   Limited Brands                                       6,509           143,263
   Liz Claiborne                                        2,096            59,673
   Lowe's                                              30,184           811,648
   Macy's                                               8,850           283,465
   Marriott International, Cl A                         6,523           268,161
   Mattel                                               8,055           168,269
   McDonald's                                          24,328         1,452,382
   McGraw-Hill                                          6,904           345,476
   Meredith                                               791            49,240
   New York Times, Cl A                                 2,881            56,352
   Newell Rubbermaid                                    5,622           163,937
   News, Cl A                                          47,258         1,024,081
   Nike, Cl B                                           7,892           522,924
   Nordstrom                                            4,038           159,259
   Office Depot*                                        5,579           104,662
   OfficeMax                                            1,538            48,678
   Omnicom Group                                        6,672           340,139
   Polo Ralph Lauren, Cl A                              1,242            85,450
   Pulte Homes                                          4,304            63,871
   RadioShack                                           2,721            56,107
   Sears Holdings*                                      1,545           208,251
   Sherwin-Williams                                     2,208           141,135
   Snap-On                                              1,193            59,543
   Stanley Works                                        1,687            97,087
   Staples                                             14,574           340,157
   Starbucks*                                          15,214           405,909
   Starwood Hotels & Resorts Worldwide                  4,283           243,531


--------------------------------------------------------------------------------
                                       4

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Description                                            Shares         Value
--------------------------------------------------------------------------------
   Target                                              17,282     $   1,060,423
   Tiffany                                              2,791           151,216
   Time Warner                                         76,129         1,390,116
   TJX                                                  9,076           262,569
   Tribune                                              1,571            47,538
   VF                                                   1,798           156,660
   Viacom, Cl B*                                       14,016           578,721
   Walt Disney                                         39,621         1,372,075
   Wendy's International                                1,760            61,178
   Whirlpool                                            1,594           126,213
   Wyndham Worldwide                                    3,678           120,749
   Yum! Brands                                         10,614           427,426
                                                                  -------------
                                                                     25,082,388
                                                                  -------------

--------------------------------------------------------------------------------
   CONSUMER STAPLES (9.3%)
--------------------------------------------------------------------------------
   Altria Group                                        42,975         3,134,167
   Anheuser-Busch                                      15,327           785,969
   Archer-Daniels-Midland                              13,167           471,115
   Avon Products                                        8,823           361,567
   Brown-Forman, Cl B                                   1,765           130,575
   Campbell Soup                                        4,587           169,627
   Clorox                                               2,825           176,760
   Coca-Cola                                           40,617         2,508,506
   Coca-Cola Enterprises                                5,819           150,188
   Colgate-Palmolive                                   10,410           793,971
   ConAgra Foods                                       10,048           238,439
   Constellation Brands, Cl A*                          3,897            97,893
   Costco Wholesale                                     8,940           601,304
   CVS                                                 30,231         1,262,749
   Dean Foods                                           2,612            72,535
   Estee Lauder, Cl A                                   2,355           103,384
   General Mills                                        6,740           389,100
   Hershey                                              3,458           149,074
   HJ Heinz                                             6,553           306,549
   Kellogg                                              5,416           285,911
   Kimberly-Clark                                       8,688           615,892
   Kraft Foods, Cl A                                   32,187         1,075,368
   Kroger                                              14,443           424,480
   McCormick                                            2,633            92,234
   Molson Coors Brewing, Cl B                           2,782           159,214
   Pepsi Bottling Group                                 2,860           123,209
   PepsiCo                                             32,984         2,431,580
   Procter & Gamble                                    63,706         4,428,841
   Reynolds American                                    3,493           225,054
   Safeway                                              8,922           303,348
   Sara Lee                                            14,856           245,718

--------------------------------------------------------------------------------
Description                                            Shares         Value
--------------------------------------------------------------------------------
   Supervalu                                            4,289     $     166,199
   Sysco                                               12,465           427,425
   Tyson Foods, Cl A                                    5,615            88,717
   UST                                                  3,231           172,277
   Walgreen                                            20,284           804,261
   Wal-Mart Stores                                     48,998         2,215,200
   Whole Foods Market                                   2,865           141,932
   WM Wrigley Jr.                                       4,435           273,506
                                                                  -------------
                                                                     26,603,838
                                                                  -------------

--------------------------------------------------------------------------------
   ENERGY (11.4%)
--------------------------------------------------------------------------------
   Anadarko Petroleum                                   9,470           558,919
   Apache                                               6,777           703,520
   Baker Hughes                                         6,523           565,675
   BJ Services                                          5,939           149,603
   Chesapeake Energy                                    8,376           330,685
   Chevron                                             43,516         3,982,149
   ConocoPhillips                                      33,217         2,822,116
   Consol Energy                                        3,722           210,293
   Devon Energy                                         9,105           850,407
   El Paso                                             14,301           252,556
   ENSCO International                                  3,008           166,914
   EOG Resources                                        4,997           442,734
   Exxon Mobil                                        113,220        10,415,108
   Halliburton                                         18,171           716,301
   Hess                                                 5,647           404,382
   Marathon Oil                                        14,595           863,002
   Murphy Oil                                           3,848           283,328
   Nabors Industries Ltd.*                              5,740           161,179
   National Oilwell Varco*                              7,272           532,601
   Noble                                                5,481           290,219
   Noble Energy                                         3,473           265,823
   Occidental Petroleum                                16,958         1,170,950
   Peabody Energy                                       5,420           302,165
   Rowan                                                2,213            86,263
   Schlumberger                                        24,334         2,349,934
   Smith International                                  4,093           270,343
   Spectra Energy                                      12,904           335,246
   Sunoco                                               2,450           180,320
   Tesoro                                               2,784           168,516
   Transocean*                                          5,905           704,880
   Valero Energy                                       11,306           796,282
   Weatherford International*                           6,879           446,516
   Williams                                            12,253           447,112
   XTO Energy                                           7,877           522,875
                                                                  -------------
                                                                     32,748,916
                                                                  -------------


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                                       5

--------------------------------------------------------------------------------

OCTOBER 31, 2007

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONTINUED

--------------------------------------------------------------------------------
Description                                            Shares         Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   FINANCIALS (18.7%)
--------------------------------------------------------------------------------
   ACE Ltd.                                             6,716     $     407,057
   Aflac                                                9,972           626,042
   Allstate                                            11,942           625,761
   AMBAC Financial Group                                2,056            75,722
   American Capital Strategies                          3,836           166,521
   American Express                                    24,147         1,471,760
   American International Group                        52,333         3,303,259
   Ameriprise Financial                                 4,803           302,493
   AON                                                  5,977           270,878
   Apartment Investment & Management
      REIT, Cl A                                        1,959            91,544
   Assurant                                             2,002           116,997
   AvalonBay Communities REIT                           1,628           199,674
   Bank of America                                     90,583         4,373,347
   Bank of New York Mellon                             23,228         1,134,688
   BB&T                                                11,267           416,541
   Bear Stearns                                         2,370           269,232
   Boston Properties REIT                               2,430           263,266
   Capital One Financial                                8,526           559,220
   CB Richard Ellis Group, Cl A*                        4,025            98,129
   Charles Schwab                                      19,348           449,648
   Chubb                                                8,029           428,347
   Cincinnati Financial                                 3,472           138,116
   CIT Group                                            3,869           136,344
   Citigroup                                          101,549         4,254,903
   CME Group, Cl A                                      1,084           722,215
   Comerica                                             3,146           146,855
   Commerce Bancorp                                     3,924           159,903
   Countrywide Credit Industry                         11,759           182,500
   Developers Diversified Realty REIT                   2,520           127,008
   Discover Financial Services                          9,742           188,021
   E*Trade Financial*                                   8,611            95,927
   Equity Residential REIT                              5,657           236,349
   Fannie Mae                                          19,872         1,133,499
   Federated Investors, Cl B                            1,787            76,841
   Fifth Third Bancorp                                 10,935           342,047
   First Horizon National                               2,538            66,191
   Franklin Resources                                   3,323           430,927
   Freddie Mac                                         13,272           693,197
   General Growth Properties REIT                       5,013           272,507
   Genworth Financial, Cl A                             9,037           246,710
   Goldman Sachs Group                                  8,281         2,053,026
   Hartford Financial Services Group                    6,485           629,240
   Host Hotels & Resorts REIT                          10,661           236,248
   Hudson City Bancorp                                 10,857           170,021
   Huntington Bancshares                                7,374           132,068
   IntercontinentalExchange *                           1,429           254,648

--------------------------------------------------------------------------------
Description                                            Shares         Value
--------------------------------------------------------------------------------
   Janus Capital Group                                  3,222     $     111,191
   JPMorgan Chase                                      69,078         3,246,666
   Keycorp                                              7,914           225,153
   Kimco Realty REIT                                    5,149           213,786
   Legg Mason                                           2,710           224,767
   Lehman Brothers Holdings                            10,835           686,289
   Leucadia National                                    3,361           170,268
   Lincoln National                                     5,526           344,657
   Loews                                                9,076           445,541
   M&T Bank                                             1,529           152,105
   Marsh & McLennan                                    11,064           286,447
   Marshall & Ilsley                                    5,441           232,331
   MBIA                                                 2,583           111,172
   Merrill Lynch                                       17,595         1,161,622
   MetLife                                             15,165         1,044,110
   MGIC Investment                                      1,663            32,196
   Moody's                                              4,522           197,702
   Morgan Stanley                                      21,486         1,445,148
   National City (A)                                   12,945           313,916
   Northern Trust                                       3,909           293,996
   NYSE Euronext REIT                                   5,384           505,396
   Plum Creek Timber                                    3,566           159,293
   PNC Financial Services Group                         6,958           502,089
   Principal Financial Group                            5,405           365,756
   Progressive                                         14,871           275,113
   Prologis REIT                                        5,246           376,348
   Prudential Financial                                 9,370           906,266
   Public Storage REIT                                  2,541           205,745
   Regions Financial                                   14,370           389,714
   Safeco                                               2,138           123,790
   Simon Property Group REIT                            4,560           474,742
   SLM                                                  8,423           397,229
   Sovereign Bancorp                                    7,314           105,541
   State Street                                         7,951           634,251
   SunTrust Banks                                       7,125           517,275
   Synovus Financial                                    6,615           174,371
   T Rowe Price Group                                   5,413           347,731
   Torchmark                                            1,926           125,498
   Travelers                                           13,395           699,353
   UnumProvident                                        7,365           171,899
   US Bancorp                                          35,243         1,168,658
   Vornado Realty Trust REIT                            2,731           305,107
   Wachovia                                            38,848         1,776,519
   Washington Mutual                                   17,877           498,411
   Wells Fargo                                         68,232         2,320,570
   XL Capital Ltd., Cl A                                3,710           266,934
   Zions Bancorporation                                 2,219           131,165
                                                                  -------------
                                                                     53,639,264
                                                                  -------------


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                                       6

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Description                                            Shares         Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   HEALTH CARE (11.3%)
--------------------------------------------------------------------------------
   Abbott Laboratories                                 31,548     $   1,723,152
   Aetna                                               10,417           585,123
   Allergan                                             6,277           424,200
   AmerisourceBergen                                    3,678           173,271
   Amgen *                                             22,184         1,289,112
   Applera- Applied Biosystems Group                    3,743           139,015
   Barr Pharmaceuticals *                               2,214           126,907
   Baxter International                                13,143           788,711
   Becton Dickinson                                     4,968           414,629
   Biogen Idec *                                        5,878           437,558
   Boston Scientific *                                 27,234           377,736
   Bristol-Myers Squibb                                40,376         1,210,876
   Cardinal Health                                      7,441           506,211
   Celgene *                                            7,813           515,658
   Cigna                                                5,806           304,757
   Coventry Health Care *                               3,190           192,389
   Covidien                                            10,149           422,198
   CR Bard                                              2,110           176,417
   Eli Lilly                                           20,145         1,090,852
   Express Scripts *                                    5,264           332,158
   Forest Laboratories *                                6,412           250,517
   Genzyme *                                            5,383           408,947
   Gilead Sciences *                                   18,910           873,453
   Hospira *                                            3,159           130,561
   Humana *                                             3,441           257,903
   IMS Health                                           3,977           100,260
   Johnson & Johnson                                   59,087         3,850,700
   King Pharmaceuticals *                               4,872            51,643
   Laboratory Corp of America Holdings *                2,372           163,075
   Manor Care                                           1,482            98,672
   McKesson                                             6,042           399,376
   Medco Health Solutions *                             5,527           521,638
   Medtronic                                           23,152         1,098,331
   Merck                                               44,428         2,588,375
   Millipore *                                          1,092            84,794
   Mylan                                                4,957            74,553
   Patterson *                                          2,857           111,737
   PerkinElmer                                          2,415            66,461
   Pfizer                                             141,408         3,480,051
   Quest Diagnostics                                    3,187           169,485
   Schering-Plough                                     33,058         1,008,930
   St. Jude Medical *                                   6,959           283,440
   Stryker                                              4,843           343,853
   Tenet Healthcare *                                   9,374            32,903
   Thermo Fisher Scientific *                           8,708           512,118
   UnitedHealth Group                                  27,032         1,328,623
   Varian Medical Systems *                             2,587           126,168

--------------------------------------------------------------------------------
Description                                            Shares         Value
--------------------------------------------------------------------------------
   Waters *                                             2,034     $     156,577
   Watson Pharmaceuticals *                             2,054            62,770
   WellPoint *                                         11,666           924,297
   Wyeth                                               27,449         1,334,845
   Zimmer Holdings *                                    4,821           335,011
                                                                  -------------
                                                                     32,460,997
                                                                  -------------

--------------------------------------------------------------------------------
   INDUSTRIALS (11.1%)
--------------------------------------------------------------------------------
   3M                                                  14,612         1,261,892
   Allied Waste Industries *                            5,886            74,399
   American Standard                                    3,704           138,048
   Avery Dennison                                       2,174           125,875
   Boeing                                              15,998         1,577,243
   Burlington Northern Santa Fe                         6,132           534,404
   Caterpillar                                         13,047           973,437
   CH Robinson Worldwide                                3,523           175,868
   Cintas                                               2,735           100,101
   Cooper Industries Ltd., Cl A                         3,750           196,462
   CSX                                                  8,962           401,229
   Cummins                                              2,124           254,795
   Danaher                                              5,033           431,177
   Deere                                                4,539           703,091
   Dover                                                4,176           192,096
   Eaton                                                2,961           274,129
   Emerson Electric                                    16,168           845,101
   Equifax                                              2,934           112,959
   Expeditors International Washington                  4,192           212,325
   FedEx                                                6,303           651,352
   Fluor                                                1,803           284,874
   General Dynamics                                     8,282           753,331
   General Electric                                   209,162         8,609,108
   Goodrich                                             2,557           178,121
   Honeywell International                             15,277           922,884
   Illinois Tool Works                                  8,564           490,375
   Ingersoll-Rand, Cl A                                 5,852           294,648
   ITT                                                  3,697           247,403
   Jacobs Engineering Group *                           2,446           213,169
   L-3 Communications Holdings                          2,573           282,104
   Lockheed Martin                                      7,088           779,963
   Masco                                                7,495           180,480
   Monster Worldwide *                                  2,702           109,647
   Norfolk Southern                                     8,035           415,008
   Northrop Grumman                                     7,016           586,678
   Paccar                                               7,612           422,923
   Pall                                                 2,473            99,093
   Parker Hannifin                                      3,556           285,796
   Pitney Bowes                                         4,488           179,699
   Precision Castparts                                  2,814           421,565


--------------------------------------------------------------------------------
                                       7

--------------------------------------------------------------------------------

OCTOBER 31, 2007

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONTINUED

--------------------------------------------------------------------------------
Description                                            Shares         Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   INDUSTRIALS -- (CONTINUED)
--------------------------------------------------------------------------------
   Raytheon                                             8,954     $     569,564
   Robert Half International                            3,354           100,922
   Rockwell Automation                                  3,114           214,492
   Rockwell Collins                                     3,375           252,484
   RR Donnelley & Sons                                  4,534           182,675
   Ryder System                                         1,217            58,233
   Southwest Airlines                                  15,255           216,773
   Terex *                                              2,078           154,229
   Textron                                              5,098           352,833
   Tyco International                                  10,148           417,793
   Union Pacific                                        5,438           696,281
   United Parcel Service, Cl B                         21,430         1,609,393
   United Technologies                                 20,246         1,550,641
   W.W. Grainger                                        1,464           131,643
   Waste Management                                    10,597           385,625
                                                                  -------------
                                                                     31,886,433
                                                                  -------------

--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY (16.5%)
--------------------------------------------------------------------------------
   Adobe Systems *                                     12,012           575,375
   Advanced Micro Devices *                            11,104           145,240
   Affiliated Computer Services, Cl A *                 2,032           102,941
   Agilent Technologies *                               7,891           290,783
   Akamai Technologies *                                3,381           132,501
   Altera                                               7,269           142,618
   Analog Devices                                       6,352           212,538
   Apple Computer *                                    17,753         3,372,182
   Applied Materials                                   28,132           546,324
   Autodesk *                                           4,664           228,070
   Automatic Data Processing                           10,841           537,280
   BMC Software *                                       4,110           139,082
   Broadcom, Cl A *                                     9,576           311,699
   CA                                                   7,934           209,854
   Ciena *                                              1,749            83,707
   Cisco Systems *                                    124,337         4,110,581
   Citrix Systems *                                     3,619           155,581
   Cognizant Technology Solutions, Cl A *               5,904           244,780
   Computer Sciences *                                  3,552           207,401
   Compuware *                                          6,015            60,150
   Convergys *                                          2,761            50,609
   Corning                                             32,111           779,334
   Dell *                                              46,372         1,418,983
   eBay *                                              23,290           840,769
   Electronic Arts *                                    6,349           388,051
   Electronic Data Systems                             10,389           224,299

--------------------------------------------------------------------------------
Description                                            Shares         Value
--------------------------------------------------------------------------------
   EMC *                                               42,813     $   1,087,022
   Fidelity National Information Services               3,468           159,944
   Fiserv *                                             3,393           187,972
   Google, Cl A *                                       4,715         3,333,505
   Hewlett-Packard                                     52,628         2,719,815
   Intel                                              119,216         3,206,910
   International Business Machines                     27,771         3,224,769
   Intuit *                                             6,911           222,327
   Jabil Circuit                                        4,237            92,070
   JDS Uniphase *                                       4,313            65,816
   Juniper Networks *                                  10,495           377,820
   Kla-Tencor                                           3,943           207,599
   Lexmark International, Cl A *                        1,907            80,075
   Linear Technology                                    4,487           148,161
   LSI *                                               14,617            96,472
   MEMC Electronic Materials *                          4,595           336,446
   Microchip Technology                                 4,439           147,242
   Micron Technology *                                 15,288           160,677
   Microsoft                                          164,594         6,058,705
   Molex                                                2,931            83,709
   Motorola                                            47,250           887,828
   National Semiconductor                               4,855           122,055
   Network Appliance *                                  7,264           228,743
   Novell *                                             7,164            54,160
   Novellus Systems *                                   2,547            72,360
   Nvidia *                                            11,203           396,362
   Oracle *                                            80,369         1,781,781
   Paychex                                              6,944           290,120
   QLogic *                                             3,139            48,749
   Qualcomm                                            34,177         1,460,383
   SanDisk *                                            4,651           206,504
   Sun Microsystems *                                  72,020           411,234
   Symantec *                                          18,360           344,801
   Tektronix                                            1,550            58,668
   Tellabs *                                            8,853            77,995
   Teradata *                                           3,194            91,125
   Teradyne *                                           3,803            46,929
   Texas Instruments                                   29,173           951,040
   Tyco Electronics                                    10,149           362,015
   Unisys *                                             7,041            42,809
   VeriSign *                                           4,977           169,666
   Western Union                                       15,773           347,637
   Xerox *                                             19,104           333,174
   Xilinx                                               6,010           146,644
   Yahoo! *                                            27,501           855,281
                                                                  -------------
                                                                     47,295,851
                                                                  -------------


--------------------------------------------------------------------------------
                                       8

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Description                                            Shares         Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MATERIALS (3.2%)
--------------------------------------------------------------------------------
   Air Products & Chemicals                             4,411     $     431,616
   Alcoa                                               18,046           714,441
   Allegheny Technologies                               2,086           213,127
   Ashland                                              1,127            66,177
   Ball                                                 2,069           102,581
   Bemis                                                2,101            59,164
   Dow Chemical                                        19,394           873,506
   Eastman Chemical                                     1,694           112,803
   Ecolab                                               3,535           166,746
   EI Du Pont de Nemours                               18,791           930,342
   Freeport-McMoRan Copper & Gold                       7,792           916,963
   Hercules                                             2,404            45,219
   International Flavors & Fragrances                   1,823            95,179
   International Paper                                  8,787           324,768
   MeadWestvaco                                         3,695           124,300
   Monsanto                                            11,135         1,087,110
   Newmont Mining                                       9,217           468,777
   Nucor                                                5,877           364,492
   Pactiv *                                             2,630            72,246
   PPG Industries                                       3,349           250,304
   Praxair                                              6,529           558,099
   Rohm & Haas                                          2,804           145,472
   Sealed Air                                           3,230            80,524
   Sigm-ldrich                                          2,643           136,564
   Temple-Inland                                        2,144           115,068
   Titanium Metals *                                    1,795            63,184
   United States Steel                                  2,413           260,363
   Vulcan Materials                                     1,951           166,830
   Weyerhaeuser                                         4,406           334,459
                                                                  -------------
                                                                      9,280,424
                                                                  -------------

--------------------------------------------------------------------------------
   TELECOMMUNICATION SERVICES (3.6%)
--------------------------------------------------------------------------------
   Alltel                                               7,153           508,936
   AT&T                                               124,503         5,202,980
   CenturyTel                                           2,284           100,610
   Citizens Communications                              6,861            90,291
   Embarq                                               3,115           164,846
   Qwest Communications International *                32,614           234,168
   Sprint-FON Group                                    58,110           993,681
   Verizon Communications                              59,252         2,729,740
   Windstream                                           9,656           129,873
                                                                  -------------
                                                                     10,155,125
                                                                  -------------

--------------------------------------------------------------------------------
Description                                            Shares         Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   UTILITIES (3.3%)
--------------------------------------------------------------------------------
   AES *                                               13,649     $     292,225
   Allegheny Energy *                                   3,390           205,637
   Ameren                                               4,238           229,106
   American Electric Power                              8,149           392,863
   Centerpoint Energy                                   6,483           108,655
   CMS Energy                                           4,585            77,808
   Consolidated Edison                                  5,532           260,502
   Constellation Energy Group                           3,684           348,875
   Dominion Resources                                   5,927           543,091
   DTE Energy                                           3,484           172,806
   Duke Energy                                         25,726           493,168
   Dynegy, Cl A *                                      10,116            93,168
   Edison International                                 6,651           386,756
   Entergy                                              3,980           477,083
   Exelon                                              13,762         1,139,218
   FirstEnergy                                          6,223           433,743
   FPL Group                                            8,305           568,228
   Integrys Energy Group                                1,522            81,899
   Nicor                                                  926            40,068
   NiSource                                             5,547           113,436
   PG&E                                                 7,213           352,932
   Pinnacle West Capital                                2,001            80,841
   PPL                                                  7,820           404,294
   Progress Energy                                      5,285           253,680
   Progress Energy (CVO) *                              7,250                --
   Public Service Enterprise Group                      5,191           496,260
   Questar                                              3,524           201,150
   Sempra Energy                                        5,390           331,539
   Southern                                            15,441           566,067
   TECO Energy                                          4,192            70,551
   Xcel Energy                                          8,571           193,276
                                                                  -------------
                                                                      9,408,925
                                                                  -------------
TOTAL COMMON STOCK
      (Cost $252,460,492)                                           278,562,161
                                                                  -------------
EXCHANGE TRADED FUNDS (1.1%)
   i-Shares S&P 500 Index Fund                         10,100         1,566,813
   SPDR Trust Ser 1                                    10,800         1,670,220
                                                                  -------------
TOTAL EXCHANGE TRADED FUNDS
      (Cost $3,120,691)                                               3,237,033
                                                                  -------------
RIGHTS (0.0%)
   Seagate (B) (Cost $0)                               15,971                --
                                                                  -------------


--------------------------------------------------------------------------------
                                       9

--------------------------------------------------------------------------------

OCTOBER 31, 2007

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONTINUED

--------------------------------------------------------------------------------
Description                                             Shares        Value
--------------------------------------------------------------------------------
CASH EQUIVALENT (1.5%)
   Goldman Financial Prime Obligation
      Money Market Fund, 5.240% (C)
      (Cost $4,119,257)                              4,119,257    $   4,119,257
                                                                  -------------
TOTAL INVESTMENTS -- 99.8%
      (Cost $259,700,440)                                         $ 285,918,451
                                                                  =============

PERCENTAGES ARE BASED ON NET ASSETS OF $286,609,474.

*NON-INCOME PRODUCING SECURITY.

(A) THE FUND MAY PURCHASE SECURITIES OF CERTAIN COMPANIES WITH WHICH IT IS AFFILIATED TO THE EXTENT THESE COMPANIES ARE REPRESENTED IN ITS BENCHMARK INDEX.

(B) THIS SECURITY WAS ISSUED FOR POSSIBLE SETTLEMENT OF PENDING LITIGATION AND DOES NOT HAVE AN EXPIRATION DATE.

(C)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31,
      2007.

CL -- CLASS
CVO -- CONTINGENT VALUE OBLIGATION
LTD. -- LIMITED
REIT -- REAL ESTATE INVESTMENT TRUST
SER -- SERIES
SPDR -- STANDARD & POOR'S DEPOSITARY RECEIPTS

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

A summary of the open long S&P 500 Index futures contracts held by the Fund at October 31, 2007, is as follows:

   NUMBER OF     CONTRACT                     UNREALIZED
   CONTRACTS      VALUE        EXPIRATION    APPRECIATION
   ---------   -----------   -------------   ------------
       10      $ 3,887,250   December 2007     $ 121,693

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                       10

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AS OF OCTOBER 31, 2007

                                                                                            UNITED
                                                                                          ASSOCIATION
                                                                                         S&P 500 INDEX
                                                                                             FUND
-------------------------------------------------------------------------------------------------------
Assets:
   Investments at Value (Cost $259,332,358) .........................................   $  285,604,535
   Affiliated Investment at Value (Cost $368,082) ...................................          313,916
   Receivable for Capital Shares Sold ...............................................          423,604
   Dividends and Interest Receivable ................................................          270,189
   Deposits with Brokers for Open Futures ...........................................          157,500
   Receivable for Investment Securities Sold ........................................           91,674
   Variation Margin Receivable ......................................................           47,250
-------------------------------------------------------------------------------------------------------
   Total Assets .....................................................................      286,908,668
-------------------------------------------------------------------------------------------------------
Liabilities:
   Payable for Investment Securities Purchased ......................................          211,171
   Payable for Capital Shares Redeemed ..............................................            6,624
   Payable due to Investment Adviser ................................................           22,994
   Payable due to Administrator .....................................................            4,840
   Chief Compliance Officer Fees Payable ............................................            3,113
   Payable due to Trustees' .........................................................            2,135
   Payable for Distribution Fees ....................................................            2,068
   Payable due to Custodian .........................................................            1,210
   Other Accrued Expenses ...........................................................           45,039
-------------------------------------------------------------------------------------------------------
   Total Liabilities ................................................................          299,194
-------------------------------------------------------------------------------------------------------
   Net Assets .......................................................................   $  286,609,474
-------------------------------------------------------------------------------------------------------
Net Assets Consist of:
   Paid-in-Capital ..................................................................   $  364,805,716
   Undistributed Net Investment Income ..............................................          267,239
   Accumulated Net Realized Loss on Investments and Future Contracts ................     (104,803,185)
   Net Unrealized Appreciation on Investments .......................................       26,272,177
   Net Unrealized Depreciation on Affiliated Investment .............................          (54,166)
   Net Unrealized Appreciation on Future Contracts ..................................          121,693
-------------------------------------------------------------------------------------------------------
   Net Assets .......................................................................   $  286,609,474
=======================================================================================================
Class I:
   Net Asset Value, Offering and Redemption Price Per Share --
     Institutional Shares ($251,685,703 / 22,408,573 shares) ........................   $        11.23
=======================================================================================================
Class II:
   Net Asset Value, Offering and Redemption Price Per Share --
     Retail Shares ($34,923,771 / 3,114,124 shares) .................................   $        11.21
=======================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                       11

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED OCTOBER 31, 2007

                                                                                             UNITED
                                                                                          ASSOCIATION
                                                                                         S&P 500 INDEX
                                                                                              FUND
-------------------------------------------------------------------------------------------------------
Investment Income:
   Dividends ........................................................................   $    5,709,495
   Dividend from Afflilated Investment ..............................................           22,420
   Interest .........................................................................            2,063
   Interest on Cash Held at Broker for Futures Collateral ...........................               12
-------------------------------------------------------------------------------------------------------
   Total Income .....................................................................        5,733,990
-------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees .........................................................          278,284
   Administration Fees ..............................................................           58,582
   Custodian Fees ...................................................................           14,648
   Chief Compliance Officer Fees ....................................................           10,946
   Trustees' Fees ...................................................................            8,423
   Distribution Fees -- Class II ....................................................            7,097
   Transfer Agent Fees ..............................................................           66,545
   Professional Fees ................................................................           62,564
   Printing Fees ....................................................................           32,826
   Registration Fees ................................................................           23,650
   Other Expenses ...................................................................           27,072
-------------------------------------------------------------------------------------------------------
   Total Expenses ...................................................................          590,637
   Less: Investment Advisory Fees Waived ............................................          (47,925)
-------------------------------------------------------------------------------------------------------
   Net Expenses .....................................................................          542,712
-------------------------------------------------------------------------------------------------------
   Net Investment Income ............................................................        5,191,278
-------------------------------------------------------------------------------------------------------
   Realized and Unrealized Gain (Loss): .............................................
   Net Realized Gain on Investments .................................................       24,367,080
   Net Realized Gain on Affiliated Investment .......................................          110,208
   Net Realized Gain on Futures .....................................................          485,557
   Net Change in Unrealized Appreciation (Depreciation) on Investments ..............       11,112,823
   Net Change in Unrealized Appreciation (Depreciation) on Affiliated Investment ....         (269,075)
   Net Change in Unrealized Appreciation (Depreciation) on Futures ..................          124,753
-------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain .................................................       35,931,346
-------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations .............................   $   41,122,624
=======================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                       12

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                               UNITED ASSOCIATION
                                                                                                  S&P 500 INDEX
                                                                                                      FUND
--------------------------------------------------------------------------------------------------------------------------
                                                                                           11/1/06-          11/1/05-
                                                                                           10/31/07          10/31/06
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
--------------------------------------------------------------------------------------------------------------------------
   Net Investment Income ...........................................................   $     5,191,278    $     8,528,845
   Net Realized Gain on Investments (Including Gain on Affiliated Investment) ......        24,477,288         58,815,383
   Net Realized Gain on Futures Contracts ..........................................           485,557            567,877
   Net Change in Unrealized Appreciation on Investments (Including Gain on
      Affiliated Investment) .......................................................        10,843,748            304,993
   Net Change in Unrealized Appreciation on Futures Contracts ......................           124,753             88,507
--------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............................        41,122,624         68,305,605
--------------------------------------------------------------------------------------------------------------------------
DIVIDENDS:
   Net Investment Income
      Class I ......................................................................        (5,035,263)        (8,505,154)
      Class II .....................................................................          (279,063)          (169,573)
--------------------------------------------------------------------------------------------------------------------------
   NET DECREASE IN NET ASSETS FROM DIVIDENDS .......................................        (5,314,326)        (8,674,727)
--------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
      Class I
         Issued ....................................................................        34,277,140         33,172,508
         Reinvestment of Dividends .................................................         4,968,926          8,448,979
         Redeemed ..................................................................      (168,726,492)      (246,568,803)
                                                                                       ---------------    ---------------
         Net Class I Capital Share Transactions ....................................      (129,480,426)      (204,947,316)
--------------------------------------------------------------------------------------------------------------------------
      Class II
         Issued ....................................................................        24,597,729          1,914,316
         Reinvestment of Dividends .................................................           277,832            167,389
         Redeemed ..................................................................        (2,052,299)        (2,197,119)
                                                                                       ---------------    ---------------
         Net Class II Capital Share Transactions ...................................        22,823,262           (115,414)
--------------------------------------------------------------------------------------------------------------------------
   NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ......................      (106,657,164)      (205,062,730)
--------------------------------------------------------------------------------------------------------------------------
   TOTAL DECREASE IN NET ASSETS ....................................................       (70,848,866)      (145,431,852)
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Year ...............................................................       357,458,340        502,890,192
   End of Year (including undistributed net investment income of
      $267,239, and $369,236, respectively) ........................................   $   286,609,474    $   357,458,340
==========================================================================================================================
SHARE TRANSACTIONS:
      Class I
         Issued ....................................................................         3,303,702          3,626,712
         Reinvestment of Dividends .................................................           470,481            908,996
         Redeemed ..................................................................       (16,201,835)       (26,269,655)
                                                                                       ---------------    ---------------
         Net Decrease in Shares Outstanding from Share Transactions ................       (12,427,652)       (21,733,947)
--------------------------------------------------------------------------------------------------------------------------
      Class II
         Issued ....................................................................         2,279,003            205,515
         Reinvestment of Dividends .................................................            25,877             17,998
         Redeemed ..................................................................          (192,864)          (236,059)
                                                                                       ---------------    ---------------
         Net Increase (Decrease) in Shares Outstanding from Share Transactions .....         2,112,016            (12,546)
--------------------------------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                       13

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

----------------------------------------------------------------------------------------------------------------------------------
                                              Net Realized
                                                  and
                  Net Asset                    Unrealized                 Dividends    Distributions
                    Value,         Net           Gains         Total       from Net      from Net          Total        Net Asset
                  Beginning     Investment    (Losses) on       from      Investment     Realized      Dividends and   Value, End
                  of Period       Income      Investments    Operations     Income         Gain        Distributions    of Period
----------------------------------------------------------------------------------------------------------------------------------
UNITED ASSOCIATION S&P 500 INDEX FUND

CLASS I

   2007 .......     $9.97      $ 0.19(4)        $ 1.26(4)      $ 1.45      $ (0.19)        $  --         $ (0.19)       $ 11.23
   2006 .......      8.73        0.17(4)          1.25(4)        1.42        (0.18)           --           (0.18)          9.97
   2005 .......      8.21        0.18(4)(6)       0.53(4)        0.71        (0.19)           --           (0.19)          8.73
   2004 .......      7.63        0.13(4)          0.58(4)        0.71        (0.13)           --           (0.13)          8.21
   2003(3) ....      6.66        0.06             0.97           1.03        (0.06)           --           (0.06)          7.63
   2003(2) ....      7.83        0.11            (1.17)         (1.06)       (0.11)           --           (0.11)          6.66

CLASS II

   2007 .......     $9.96      $ 0.18(4)        $ 1.25(4)      $ 1.43      $ (0.18)        $  --         $ (0.18)       $ 11.21
   2006 .......      8.72        0.16(4)          1.25(4)        1.41        (0.17)           --           (0.17)          9.96
   2005 .......      8.20        0.17(4)(6)       0.53(4)        0.70        (0.18)           --           (0.18)          8.72
   2004 .......      7.63        0.13(4)          0.57(4)        0.70        (0.13)           --           (0.13)          8.20
   2003(3) ....      6.66        0.06             0.97           1.03        (0.06)           --           (0.06)          7.63
   2003(2) ....      7.82        0.11            (1.17)         (1.06)       (0.10)           --           (0.10)          6.66

------------------------------------------------------------------------------------------------------
                                                                 Ratio of
                                                                 Expenses
                                                                to Average
                                                                Net Assets  Ratio of Net
                                                Ratio of Net   (Excluding    Investment
                                  Net Assets      Expenses     Waivers and     Income       Portfolio
                      Total     End of Period    to Average     Fees Paid    to Average     Turnover
                     Return+        (000)        Net Assets    Indirectly)   Net Assets       Rate
------------------------------------------------------------------------------------------------------
UNITED ASSOCIATION S&P 500 INDEX FUND

CLASS I

   2007 ..........     14.66%     $ 251,686        0.18%         0.20%          1.78%           13%
   2006 ..........     16.39        347,477        0.10(5)       0.13           1.80            13
   2005 ..........      8.61        494,040        0.07(5)       0.07           2.08(6)         10
   2004 ..........      9.39        827,157        0.06          0.07           1.62             8
   2003(3) .......     15.54        602,289        0.05(1)       0.06(1)        1.71(1)          3
   2003(2) .......    (13.50)       588,058        0.10          0.12           1.68            32

CLASS II

   2007 ..........     14.52%     $  34,924        0.24%         0.25%          1.66%           13%
   2006 ..........     16.35          9,981        0.16(5)       0.18           1.74            13
   2005 ..........      8.56          8,850        0.12(5)       0.12           1.98(6)         10
   2004 ..........      9.20          8,388        0.11          0.11           1.58             8
   2003(3) .......     15.51         15,614        0.10(1)       0.11(1)        1.66(1)          3
   2003(2) .......    (13.45)        12,825        0.19          0.21           1.61            32

  + Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total Return would have been lower had certain expenses not been waived and assumed by the Adviser and Custodian during the period.

(1)   Annualized.

(2) On March 10, 2003, The Advisors' Inner Circle Fund United Association S&P 500 Index Fund acquired the assets of the Financial Investors Trust United Association S&P 500 Index Fund, a series of the Financial Investors Trust Funds. The operations of the Advisors' Inner Circle Fund United Association S&P 500 Index Fund prior to the acquisition were those of the predecessor fund, the Financial Investors Trust United Association S&P 500 Index Fund.

(3) For the six month period ended October 31, 2003. The Fund changed its fiscal year end from April 30 to October 31.

(4)   Per share data calculated using the average shares method.

(5) The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, there would have been no effect on the ratio.

(6) Net investment income per share and the ratio of net investment income to average net assets includes $0.03 and 0.34%, respectively, resulting from a special dividend from Microsoft in November 2004.

Amounts designated as "--" are $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                       14

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

OCTOBER 31, 2007

1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 funds. The financial statements herein are those of the United Association S&P 500 Index Fund (the "Fund"). The financial statements of the remaining funds are not presented herein, but are presented separately. The investment objective of the Fund is to provide investment results that, before fund expenses, approximate the aggregate price and dividend performance of the securities included in the Standard and Poor's 500 Composite Stock Price Index (the "S&P 500 Index") by investing in securities comprising the S&P 500 Index. The Fund is registered to offer Class I and Class II Shares. The assets of each fund within the Trust are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Fund.

SECURITY VALUATION: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

FUTURES CONTRACTS: The Fund invests in S&P 500 Index futures contracts. The Funds' investment in S&P 500 Index futures contracts is intended to assist the Fund in more closely approximating the performance of the S&P 500 Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a net realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.


--------------------------------------------------------------------------------
                                       15

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

OCTOBER 31, 2007

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, the changes in the value of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Schedule of Investments to the extent of the contract amounts.

CLASSES: Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

EXPENSES: Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

ILLIQUID SECURITIES: A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

National City Bank (the "Custodian") acts as custodian for the Fund. Fees of the Custodian are paid on the basis of net assets and transaction fees of the Fund. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Fund.

4. ADMINISTRATION, DISTRIBUTION, AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.02% of the Fund's average daily net assets, subject to minimum fees as described in the Administration Agreement. For more information on these fees please see the Fund's current prospectus and Statement of Additional Information.

The Trust has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Plan provides that Class II shares of the Fund will pay the Distributor a fee not to exceed 0.05% of the Fund's average daily net assets attributable to Class II shares from which the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or the provision of shareholder services with respect to shares.

State Street Bank & Trust Company serves as transfer agent and Boston Financial Data Services, Inc. serves as the servicing agent for the Fund under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and Allegiant Asset Management Company ("the Adviser") have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by, the Board.


--------------------------------------------------------------------------------
                                       16

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

OCTOBER 31, 2007

For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.095% of the average daily net assets of the Fund. The Adviser had voluntarily agreed to waive 0.04% of its investment advisory fee but, effective March 20, 2007, the Adviser in consultation with the Fund's Board of Trustees, determined to discontinue the voluntary waiver.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government securities, for the year ended October 31, 2007, were as follows:

Purchases     $ 39,009,257

Sales          143,544,077

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund maintains an April 30th fiscal year end for tax reporting purposes. Amounts disclosed in the Fund's fiscal year ended October 31, 2007 financial statements, with respect to Federal income tax disclosure, are based on the facts as of this date and are subject to change.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments and REIT reclass. Permanent book and tax basis differences, relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital. Accordingly, the following reclassifications have been made to/from the following accounts:

                                      ACCUMULATED
                    NET INVESTMENT   NET REALIZED
                        INCOME           LOSS
                    --------------   ------------
                       $ 21,051       $ (21,051)

The tax character of dividends and distributions paid during the years noted below were as follows:

                        ORDINARY
                         INCOME         TOTAL
                       -----------   -----------
                2007   $ 5,314,326   $ 5,314,326
                2006     8,674,727     8,674,727

As of October 31, 2007, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

Undistributed Ordinary Income                    $      202,056
Capital Loss Carryforwards                         (100,720,923)
Unrealized Appreciation                              22,257,438
Other Temporary Differences                              65,187
                                                 --------------
Total Accumulated Losses                         $  (78,196,242)
                                                 ==============

Post-October losses represent losses realized on investment transactions from November 1, 2006 through April 30, 2007, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having risen in the following year. For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. The following losses are subject to applicable Federal income tax limitations on the amount that may be used to offset capital gains recognized in future years. As of October 31, 2007, the Fund had the following capital loss carryforwards:

                                                   TOTAL CAPITAL
         EXPIRES        EXPIRES        EXPIRES         LOSS
          2011           2012           2013       CARRYFORWARD
      ------------   ------------   ------------   -------------
      $ 18,610,734   $ 61,052,598   $ 21,057,591   $ 100,720,923

During the year ended October 31, 2007, the Fund utilized $22,954,352 of Capital Loss Carryforwards to offset capital gains.

For Federal income tax purposes, the cost of securities owned at October 31, 2007, and the net realized gains or losses on securities sold for the year were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate


--------------------------------------------------------------------------------
                                       17

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

OCTOBER 31, 2007

gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2007, were as follows:

                          AGGREGATE         AGGREGATE
         FEDERAL      GROSS UNREALIZED   GROSS UNREALIZED   NET UNREALIZED
        TAX COST        APPRECIATION       DEPRECIATION      APPRECIATION
      -------------   ----------------   ----------------   --------------
      $ 263,661,013     $ 68,627,040      $ (46,369,602)     $ 22,257,438

8. OTHER:

At October 31, 2007, 22% of total Class I shares were held by two record Shareholders and 69% of the total Class II Shares were held by one record Shareholder. These shareholders are comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. SEC guidance allows implementing FIN 48 as late as the Fund's last net asset value calculation in the first required financial statement reporting period. As of October 31, 2007 the fund's management has not yet completed its evaluation of the impact that will result from adopting FIN 48, however, management does not anticipate a material impact to the financial statements.

In September 2006, FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.


--------------------------------------------------------------------------------
                                       18

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
United Association S&P 500 Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of United Association S&P 500 Index Fund (one of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended prior to and including October 31, 2003 were audited by other independent accountants whose report dated December 23, 2003, expressed an unqualified opinion on those financial statements.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2007


--------------------------------------------------------------------------------
                                       19

DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

OCTOBER 31, 2007

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

      You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

-------------------------------------------------------------------------------------------------
                                                    BEGINNING    ENDING                  EXPENSES
                                                     ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                                      VALUE       VALUE      EXPENSE      DURING
                                                     05/01/07   10/31/07      RATIOS      PERIOD*
-------------------------------------------------------------------------------------------------
United Association S&P 500 Index Fund -- Class I
-------------------------------------------------------------------------------------------------
   Actual Fund Return                               $1,000.00   $1,056.10      0.20%      $1.04
   Hypothetical 5% Return                            1,000.00    1,024.20      0.20        1.02
-------------------------------------------------------------------------------------------------
United Association S&P 500 Index Fund -- Class II
-------------------------------------------------------------------------------------------------
   Actual Fund Return                               $1,000.00   $1,055.10      0.25%      $1.29
   Hypothetical 5% Return                            1,000.00    1,023.95      0.25        1.28

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


--------------------------------------------------------------------------------
                                       20

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND
(UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-766-8043. The following chart lists Trustees and Officers as of November 15, 2007.

                                                                                             NUMBER OF
                                                                                             PORTFOLIOS
                                          TERM OF                                         IN THE ADVISORS'
                          POSITION(S)    OFFICE AND                                      INNER CIRCLE FUND
    NAME, ADDRESS,         HELD WITH     LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY        OTHER DIRECTORSHIPS
        AGE 1              THE TRUST   TIME SERVED 2         DURING PAST 5 YEARS            BOARD MEMBER     HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A. NESHER           Chairman     (Since 1991)  SEI employee 1974-present.                 36         Trustee of The Advisors'
61 yrs. old              of the Board                 Currently performs various                            Inner Circle Fund II,
                          of Trustees                 services on behalf of SEI                             Bishop Street Funds, SEI
                                                      Investments for which Mr. Nesher                      Asset Allocation Trust,
                                                      is compensated. Executive Vice                        SEI Daily Income Trust,
                                                      President of SEI Investments,                         SEI Index Funds, SEI
                                                      1986-1994. Director and Executive                     Institutional
                                                      Vice President of the                                 International Trust, SEI
                                                      Administrator and the                                 Institutional
                                                      Distributor, 1981-1994.                               Investments Trust, SEI
                                                                                                            Institutional Managed
                                                                                                            Trust, SEI Liquid Asset
                                                                                                            Trust, SEI Tax Exempt
                                                                                                            Trust, SEI Opportunity
                                                                                                            Master Fund, L.P., SEI
                                                                                                            Opportunity Fund, L.P.,
                                                                                                            SEI Global Master Fund,
                                                                                                            PLC, SEI Global Assets
                                                                                                            Fund, PLC, SEI Global
                                                                                                            Investments Fund, PLC,
                                                                                                            SEI Investments Global,
                                                                                                            Limited, SEI
                                                                                                            Investments-Global Fund
                                                                                                            Services, Limited, SEI
                                                                                                            Investments (Europe)
                                                                                                            Ltd., SEI
                                                                                                            Investments-Unit Trust
                                                                                                            Management (UK) Limited,
                                                                                                            and SEI Global Nominee
                                                                                                            Ltd.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN            Trustee     (Since 1992)  Self-employed consultant since             36         Director of SEI
1701 Market Street                                    2003. Partner, Morgan, Lewis &                        Investments Company and
Philadelphia, PA 19103                                Bockius LLP (law firm) from                           SEI Investments
67 yrs. old                                           1976-2003, counsel to the Trust,                      Distribution Co., SEI
                                                      SEI Investments, the                                  Investments-Global Fund
                                                      Administrator and the                                 Services, Limited, SEI
                                                      Distributor. Director of SEI                          Investments Global
                                                      Investments since 1974; Secretary                     Limited, SEI Investments
                                                      of SEI Investments since 1978.                        (Europe), Limited, SEI
                                                                                                            Investments (Asia)
                                                                                                            Limited, SEI Asset Korea
                                                                                                            Co., Ltd., Trustee of
                                                                                                            The Advisors' Inner
                                                                                                            Circle Fund II, SEI
                                                                                                            Investments, Bishop
                                                                                                            Street Funds, SEI Asset
                                                                                                            Allocation Trust, SEI
                                                                                                            Daily Income Trust, SEI
                                                                                                            Index Funds, SEI
                                                                                                            Institutional
                                                                                                            International Trust, SEI
                                                                                                            Institutional
                                                                                                            Investments Trust, SEI
                                                                                                            Institutional Managed
                                                                                                            Trust, SEI Liquid Asset
                                                                                                            Trust and SEI Tax Exempt
                                                                                                            Trust.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


--------------------------------------------------------------------------------
                                       21

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND
(UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                                             NUMBER OF
                                                                                             PORTFOLIOS
                                         TERM OF                                          IN THE ADVISORS'
                         POSITION(S)    OFFICE AND                                       INNER CIRCLE FUND
     NAME, ADDRESS,       HELD WITH     LENGTH OF          PRINCIPAL OCCUPATION(S)          OVERSEEN BY        OTHER DIRECTORSHIPS
         AGE 1            THE TRUST   TIME SERVED 2          DURING PAST 5 YEARS            BOARD MEMBER     HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS

JAMES M. STOREY            Trustee     (Since 1994)  Attorney, Solo Practitioner since           36         Trustee of The Advisors'
76 yrs. old                                          1994. Partner, Dechert, September                      Inner Circle Fund II,
                                                     1987-December 1993.                                    Bishop Street Funds, SEI
                                                                                                            Asset Allocation Trust,
                                                                                                            SEI Daily Income Trust,
                                                                                                            SEI Index Funds, SEI
                                                                                                            Institutional
                                                                                                            International Trust, SEI
                                                                                                            Institutional
                                                                                                            Investments Trust, SEI
                                                                                                            Institutional Managed
                                                                                                            Trust, SEI Liquid Asset
                                                                                                            Trust, SEI Tax Exempt
                                                                                                            Trust, and the U.S.
                                                                                                            Charitable Gift Trust.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE J. SULLIVAN, JR.    Trustee     (Since 1999)  Chief Executive Officer, Newfound           36         Trustee, State Street
65 yrs. old                                          Consultants, Inc. since April                          Navigator Securities
                                                     1997. General Partner, Teton                           Lending Trust, since
                                                     Partners, L.P., June 1991-December                     1995. Trustee of The
                                                     1996; Chief Financial Officer,                         Fulcrum Trust. Trustee
                                                     Nobel Partners, L.P., March                            of The Advisors' Inner
                                                     1991-December 1996; Treasurer and                      Circle Fund II, Bishop
                                                     Clerk, Peak Asset Management,                          Street Funds, SEI Asset
                                                     Inc., since 1991.                                      Allocation Trust, SEI
                                                                                                            Daily Income Trust, SEI
                                                                                                            Index Funds, SEI
                                                                                                            Institutional
                                                                                                            International Trust, SEI
                                                                                                            Institutional
                                                                                                            Investments Trust, SEI
                                                                                                            Institutional Managed
                                                                                                            Trust, SEI Liquid Asset
                                                                                                            Trust, SEI Tax Exempt
                                                                                                            Trust, SEI Opportunity
                                                                                                            Master Fund, L.P., and
                                                                                                            SEI Opportunity Fund,
                                                                                                            L.P.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


--------------------------------------------------------------------------------
                                       22

--------------------------------------------------------------------------------

                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                           TERM OF                                      IN THE ADVISORS'
                        POSITION(S)       OFFICE AND                                    INNER CIRCLE FUND     OTHER DIRECTORSHIPS
     NAME, ADDRESS,      HELD WITH        LENGTH OF       PRINCIPAL OCCUPATION(S)         OVERSEEN BY           HELD BY BOARD
         AGE 1           THE TRUST      TIME SERVED 2       DURING PAST 5 YEARS           BOARD MEMBER         MEMBER/OFFICER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

BETTY L. KRIKORIAN        Trustee        (Since 2005)   Self-Employed Legal and               36           Trustee of The Advisors'
64 yrs. old                                             Financial Services Consultant                      Inner Circle Fund II and
                                                        since 2003. State Street Bank                      Bishop Street Funds.
                                                        Global Securities and Cash
                                                        Operations from 1995 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
CHARLES E. CARLBOM        Trustee        (Since 2005)   Self-Employed Business                36           Director, Crown Pacific,
73 yrs. old                                             Consultant, Business Project                       Inc. Trustee of The
                                                        Inc. since 1997. CEO and                           Advisors' Inner
                                                        President, United Grocers                          Circle Fund II and Bishop
                                                        Inc. from 1997 to 2000.                            Street Funds.
------------------------------------------------------------------------------------------------------------------------------------
MITCHELL A. JOHNSON       Trustee        (Since 2005)   Retired.                              36           Director, Federal
65 yrs. old                                                                                                Agricultural Mortgage
                                                                                                           Corporation. Trustee of
                                                                                                           The Advisors' Inner
                                                                                                           Circle Fund II and Bishop
                                                                                                           Street Funds.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

JAMES F. VOLK, CPA       President       (Since 2003)   Senior Operations Officer,            N/A                    N/A
45 yrs. old                                             SEI Investments, Fund
                                                        Accounting and Administration
                                                        (1996-present); Assistant
                                                        Chief Accountant for the U.S.
                                                        Securities and Exchange
                                                        Commission's Division of
                                                        Investment Management
                                                        (1993-1996).
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL LAWSON           Controller      (Since 2005)   Director, SEI Investments,            N/A                    N/A
47 yrs. old              and Chief                      Fund Accounting since July
                     Financial Officer                  2005. Manager, SEI
                                                        Investments AVP from April
                                                        1995 to February 1998 and
                                                        November 1998 to July 2005.
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL EMERY              Chief         (Since 2006)   Director of Investment                N/A                    N/A
44 yrs. old              Compliance                     Product Management and
                          Officer                       Development at SEI Investments
                                                        since February 2003. Senior
                                                        Investment Analyst, Equity
                                                        team at SEI Investments from
                                                        March 2000 to February 2003.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


--------------------------------------------------------------------------------
                                       23

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND
(UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                          TERM OF                                            IN THE ADVISORS'
                       POSITION(S)      OFFICE AND                                           INNER CIRCLE FUND
     NAME, ADDRESS,     HELD WITH       LENGTH OF            PRINCIPAL OCCUPATION(S)            OVERSEEN BY      OTHER DIRECTORSHIPS
         AGE 1          THE TRUST      TIME SERVED             DURING PAST 5 YEARS              BOARD MEMBER       HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)

CAROLYN F. MEAD            Vice        (Since 2007)   Corporate Counsel of SEI since 2007;          N/A                 N/A
50 yrs. old             President                     Associate, Stradley, Ronon, Stevens
                           and                        & Young 2004-2007; Counsel, ING
                        Secretary                     Variable Annuities, 1999-2002.
------------------------------------------------------------------------------------------------------------------------------------
JAMES NDIAYE          Vice President   (Since 2004)   Employed by SEI Investments Company           N/A                 N/A
39 yrs. old           and Assistant                   since 2004. Vice President, Deutsche
                        Secretary                     Asset Management from 2003-2004.
                                                      Associate, Morgan, Lewis & Bockius
                                                      LLP from 2000-2003. Counsel,
                                                      Assistant Vice President, ING
                                                      Variable Annuities Group from
                                                      1999-2000.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO      Vice President   (Since 2000)   General Counsel, Vice President and           N/A                 N/A
39 yrs. old           and Assistant                   Assistant Secretary of SEI
                        Secretary                     Investments Global Funds Services
                                                      since 1999; Associate, Dechert
                                                      (law firm) from 1997-1999;
                                                      Associate, Richter, Miller & Finn
                                                      (law firm) from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
SOFIA ROSALA            Assistant      (Since 2006)   Vice President and Assistant                  N/A                 N/A
33 yrs. old           Vice President                  Secretary of SEI Investments
                      and Assistant                   Management Corp. and SEI Global
                        Secretary                     Funds Services since 2005.
                                                      Compliance Officer of SEI
                                                      Investments from 2001-2004.
                                                      Account and Product Consultant
                                                      SEI Private Trust Company,
                                                      1998-2001.
------------------------------------------------------------------------------------------------------------------------------------
JOSEPH M. GALLO            Vice        (Since 2007)   Corporate Counsel of SEI since 2007;          N/A                 N/A
34 yrs. old             President                     Associate Counsel, ICMA Retirement
                           and                        Corporation 2004-2007; Federal
                        Assistant                     Investigator, U.S. Department of
                        Secretary                     Labor 2002-2004; U.S. Securities and
                                                      Exchange Commission-Division of
                                                      Investment Management, 2003.
------------------------------------------------------------------------------------------------------------------------------------
NICOLE WELCH           AML Officer     (Since 2005)   Assistant Vice President and AML              N/A                 N/A
30 yrs. old                                           Compliance Officer of SEI
                                                      Investments since January 2005.
                                                      Compliance Analyst at TD Waterhouse
                                                      from January 2004 to November 2004.
                                                      Senior Compliance Analyst at UBS
                                                      Financial Services from October
                                                      2002 to January 2004. Knowledge
                                                      Management Analyst at
                                                      PricewaterhouseCoopers Consulting
                                                      from September 2000 to October 2002.
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.


                                       24
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT ADVISER:

Allegiant Asset
Management Company
200 Public Square, 5th Floor
Cleveland, OH 44114

ADMINISTRATOR:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20036

CUSTODIAN:

National City Bank
200 Public Square, 5th Floor
Cleveland, OH 44114

UAF-AR-001-0500

--------------------------------------------------------------------------------

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------------------------------------------------------- -------------------------------------------------
                                        2007                                              2006
------------------------------------------------------------------- -------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
------------------------------------------------------------------- -------------------------------------------------
 (a)       Audit     $210,200           $0               $0            $267,100           $0             $0
           Fees

------------------------------------------------------------------- -------------------------------------------------
 (b)       Audit-       $0              $0               $0               $0              $0             $0
           Related
           Fees
------------------------------------------------------------------- -------------------------------------------------
 (c)       Tax          $0              $0               $0               $0              $0             $0
           Fees

------------------------------------------------------------------- -------------------------------------------------
 (d)       All          $0              $0               $0               $0              $0             $0
           Other
           Fees
------------------------------------------------------------------- -------------------------------------------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------------------------------------------------------ --------------------------------------------------
                                        2007                                            2006
------------------------------------------------------------------ --------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
------------------------------------------------------------------- -------------------------------------------------
 (a)      Audit       $353,110           N/A             N/A           $261,600          N/A             N/A
          Fees

------------------------------------------------------------------- -------------------------------------------------
 (b)      Audit-        N/A              N/A             N/A             N/A             N/A             N/A
          Related
          Fees
------------------------------------------------------------------- -------------------------------------------------
 (c)      Tax           N/A              N/A             N/A             N/A             N/A             N/A
          Fees

------------------------------------------------------------------- -------------------------------------------------
 (d)      All           N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees
------------------------------------------------------------------- -------------------------------------------------


(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

          --------------------------- ---------------- ---------------
                                           2007             2006
          --------------------------- ---------------- ---------------
           Audit-Related Fees               0%               0%

          --------------------------- ---------------- ---------------
           Tax Fees                         0%               0%

          --------------------------- ---------------- ---------------
           All Other Fees                   0%               0%

          --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

          --------------------------- ---------------- ---------------
                                           2007             2006
          --------------------------- ---------------- ---------------
           Audit-Related Fees               0%               0%

          --------------------------- ---------------- ---------------
           Tax Fees                         0%               0%

          --------------------------- ---------------- ---------------
           All Other Fees                   0%               0%

          --------------------------- ---------------- ---------------
 (f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------------------
                                        James F. Volk, President

Date:  January 8, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------------------
                                        James F. Volk, President

Date:  January 8, 2008



By (Signature and Title)*               /s/ Michael Lawson
                                        --------------------------------------
                                        Michael Lawson,
                                        Controller and Chief Financial Officer

Date:  January 8, 2008


* Print the name and title of each signing officer under his or her signature.